Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	¥ 305,734	¥ 287,379
Capitalization	14,715	30,260
Amortization	(9,472)	(18,172)
Effect of changes in foreign exchange rate	(3,152)	6,267
Ending balance	307,825	305,734
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	82,341	77,957
Capitalization	6,328	10,285
Amortization	(3,114)	(5,901)
Effect of changes in foreign exchange rate	0	0
Ending balance	85,555	82,341
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	169,581	166,696
Capitalization	4,958	12,855
Amortization	(5,038)	(9,970)
Effect of changes in foreign exchange rate	0	0
Ending balance	169,501	169,581
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	53,812	42,726
Capitalization	3,429	7,120
Amortization	(1,320)	(2,301)
Effect of changes in foreign exchange rate	(3,152)	6,267
Ending balance	¥ 52,769	¥ 53,812